Digital Assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Reconciliation of Digital Asset Balances

A reconciliation of digital asset balances is as follows (in thousands):

	Successor - AIAI
Description	Period from May 7, 2026 through June 30, 2026
	Digital Assets	Restricted Digital Assets	Total
Balance at beginning of period	$1,531	$568	$2,099
Additions	86	-	86
Digital asset gain	1	-	1
Digital asset loss	-	(191)	(191)
Impairment loss	(270)	-	(270)
Unrealized digital asset gain (loss)	(21)	-	(21)
Disposals	(108)	-	(108)
Balance at end of period	$1,219	$377	$1,596

Summary of Unrestricted Digital Assets Holdings

The summary of unrestricted digital assets holdings as of June 30, 2026 (Successor) is as follows (in thousands):

	Successor - AIAI June 30, 2026
	Quantity	Cost Basis	Market Value
Constellation (DAG)	103,883	$641	$637
Upside AI (UP)	46,272	8	8
Lattice Token (LTX)	29,511	350	300
COTI	2,341	19	19
USD Coin (USDC)	149	149	149
USD Coin (USDT)	8	8	8
Aerodrome ETH/DAG Pool(1)	-	35	34
Aerodrome ETH/ARC Pool	2	10	10
Total	182,165	$1,219	$1,165

(1)	“–” indicates a token quantity of less than one whole unit.

Summary of Restricted Digital Assets Holdings

The summary of restricted digital assets holdings as of June 30, 2026 (Successor) is as follows (in thousands):

	Successor - AIAI June 30, 2026
	Quantity	Cost Basis	Market Value
Constellation (DAG)	13,696	$84	$84
DOR	36,373	39	39
Lattice Token (LTX)	6,013	61	61
USD Tether (USDT)	194	194	194
Total	56,276	$377	$377